Supplemental Balance Sheet Information - Accrued Compensation and Benefits (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Accrued Compensation and Benefits
Accrued bonuses and commissions	$ 71.1	$ 50.5	$ 41.1
Other compensation and benefits	26.5	20.2	10.8
Accrued compensation and benefits	$ 97.6	$ 70.7	$ 51.9